Loss Per Class A and Class B Ordinary Share - Schedule of Weighted Average Number of Ordinary Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Issued Class A and Class B ordinary shares	826,214,000	105,614,000	105,614,000	103,850,000	103,850,000
Effect of Class A and Class B ordinary shares converted from preferred shares			100,188,000	0	0
Weighted average number of Class A and Class B ordinary shares for the year	906,856,000	119,457,000	294,650,000	117,551,000	117,222,000
Class D and Class D Preferred share [Member]
Earnings per share [line items]
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	0	12,807,000	12,807,000	12,807,000	12,807,000
Ordinary shares [member]
Earnings per share [line items]
Effect of ordinary shares issued	30,191,000	0	34,990,000	894,000	897,000
Effect of ordinary shares repurchased			0	0	(332,000)
Effect of ordinary shares deemed to be in issue	50,451,000	1,036,000	24,701,000	0	0
Class A Ordinary Shares [Member]
Earnings per share [line items]
Shares issued during the period related to vesting of restricted stock awards and share options	60,000,000
Class A and Ordinary shares [Member]
Earnings per share [line items]
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option			16,350,000	0	0
Shares issued during the period related to vesting of restricted stock awards and share options	60,000,000
Shares issued as on date related to vesting of restricted stock awards and share options	35,980,422
Ordinary shares that are antidilutive in period presented	24,019,578